VALUE OF BUSINESS ACQUIRED AND DEFERRED ACQUISITION COST (CHANGE IN DEFERRED ACQUISTION COST) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 364	$ 292
Capitalization of commissions, sales and issue expenses	103	108
Amortization	(92)	(35)
Change in unrealized investment gains and losses	(1)	(1)
Balance, End of Year	$ 374	$ 364